Marketable Securities and Short-term Investments (Schedule of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 9,344	$ 12,475
Gross unrealized holding gains	89	214
Gross unrealized holding (losses)	(57)	(17)
Fair value	9,376	12,672
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,931	10,868
Gross unrealized holding gains	79	163
Gross unrealized holding (losses)	(57)	(17)
Fair value	8,953	11,014
Governmental Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	413	1,607
Gross unrealized holding gains	10	51
Gross unrealized holding (losses)
Fair value	$ 423	$ 1,658